FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 30, 2018
Financial Instruments [Abstract]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [text block]
Hedging components of other comprehensive income (“OCI”):

	2018	2017

Net gain (loss) on derivatives designated as cash flow hedges:
Foreign currency risk	$6,740	$(6,076)
Commodity price risk	698	11,087
Interest rate risk	102	425

Income taxes	(67)	60

Amounts reclassified from OCI to inventory, related to commodity price risk	(13,303)	(33,294)

Amounts reclassified from OCI to net earnings, related to foreign currency risk, and included in:
Net sales	(1,864)	1,626
Cost of sales	(307)	(1,042)
Selling, general and administrative expenses	51	(2,087)
Financial expenses, net	(2,224)	2,234
Income taxes	16	(4)
Cash flow hedging loss	$(10,158)	$(27,071)

Disclosure of detailed information about financial instruments
The carrying amounts and fair values of financial assets and liabilities included in the consolidated statements of financial position are as follows:

	December 30, 2018	December 31, 2017

Financial assets
Amortized cost:
Cash and cash equivalents	$46,657	$52,795
Trade accounts receivable	317,159	243,365
Financial assets included in prepaid expenses, deposits and other current assets	39,789	28,711
Long-term non-trade receivables included in other non-current assets	2,771	2,781
Derivative financial assets included in prepaid expenses, deposits and other current assets	17,792	16,920

Financial liabilities
Amortized cost:
Accounts payable and accrued liabilities (1)	$332,543	$255,832
Long-term debt - bearing interest at variable rates	469,000	430,000
Long-term debt - bearing interest at fixed rates (2)	200,000	200,000
Derivative financial liabilities included in accounts payable and accrued liabilities	14,442	2,644
(1) Accounts payable and accrued liabilities include balances payable of $33.0 million (December 31, 2017 - nil) under supply-chain financing arrangements (reverse factoring) with a financial institution, whereby receivables due from the Company to certain suppliers can be collected by the suppliers from a financial institution before their original due date. These balances are classified as accounts payable and accrued liabilities and the related payments as cash flows from operating activities, given the principal business purpose of the arrangement is to provide funding to the supplier and not the Company, the arrangement does not significantly extend the payment terms beyond the normal terms agreed with other suppliers, and no additional deferral or special guarantees to secure the payments are included in the arrangement.
(2) The fair value of the long-term debt bearing interest at fixed rates was $189.5 million as at December 30, 2018 (December 31, 2017 - $197.6 million).

Disclosure of detailed information about hedging instruments
The following table summarizes the Company’s commitments to buy and sell foreign currencies as at December 30, 2018:

				Carrying and fair value		Maturity
	Notional foreign	Average	Notional	Prepaid expenses,	Accounts
	currency amount	exchange	U.S. $	deposits and other	payable and	0 to 12
	equivalent	rate	equivalent	current assets	accrued liabilities	months
Cash flow hedges:
Forward foreign exchange contracts:
Sell GBP/Buy USD	28,510	1.3224	$37,703	$1,366	$—	$1,366
Sell EUR/Buy USD	31,578	1.1892	37,551	1,004	(19)	985
Sell CAD/Buy USD	33,114	0.7784	25,776	1,369	—	1,369
Buy CAD/Sell USD	62,921	0.7583	47,712	—	(1,180)	(1,180)
Sell AUD/Buy USD	7,941	0.7304	5,800	198	—	198
Buy MXN/Sell USD	79,275	0.0475	3,766	162	—	162
			$158,308	$4,099	$(1,199)	$2,900
The following table summarizes the Company's commodity contracts outstanding as at December 30, 2018:

			Carrying and fair value		Maturity
			Prepaid expenses,	Accounts
	Type of		deposits and other	payable and	0 to 12
	commodity	Notional amount (1)	current assets	accrued liabilities	months
Cash flow hedges:

Forward contracts	Cotton	76.0 million pounds	$336	$(3,173)	$(2,837)
Swap contracts	Synthetic fibres	147.7 million pounds	—	(5,516)	(5,516)
Swap & option contracts	Energy	290,000 barrels	145	(2,469)	(2,324)
			$481	$(11,158)	$(10,677)
(1) Notional amounts are not in thousands.

The following table summarizes the Company’s floating-to-fixed interest rate swap contracts outstanding as at December 30, 2018:

					Carrying and fair value
Notional					Prepaid expenses,	Accounts
amount of	Maturity		Fixed	Floating	deposits and other	payable and
borrowings	date	Pay / Receive	rate	rate	current assets	accrued liabilities
Cash flow hedges:
$150,000	June 17, 2021	Pay fixed rate / receive floating rate	0.96%	US LIBOR	$5,500	$—
75,000	April 30, 2023	Pay fixed rate / receive floating rate	2.85%	US LIBOR	—	(521)
50,000	August 25, 2023	Pay fixed rate / receive floating rate	1.18%	US LIBOR	3,070	—
50,000	August 25, 2026	Pay fixed rate / receive floating rate	1.34%	US LIBOR	4,382	—
					$12,952	$(521)

Disclosure of detailed information about financial expenses, net
Financial expenses, net:

	2018	2017

Interest expense on financial liabilities recorded at amortized cost (1)	$24,757	$17,126
Bank and other financial charges	7,472	8,025
Interest accretion on discounted provisions	299	311
Foreign exchange gain	(1,483)	(1,276)
	$31,045	$24,186

(1) Net of capitalized borrowing costs of $0.7 million (2017 - $1.2 million).

Disclosure of detailed information about hedged items [text block]
The following table summarizes the Company’s hedged items as at December 30, 2018:

			Change in
	Carrying amount of		value used for	Cash flow
	the hedged item		calculating hedge	hedge reserve
	Assets	Liabilities	ineffectiveness	(AOCI)
Cash flow hedges:

Foreign currency risk:
Forecast sales	$—	$—	$2,752	$(2,752)
Forecast expenses	—	—	(897)	897

Commodity risk:
Forecast purchases	—	—	(10,677)	10,677

Interest rate risk:
Forecast interest payments	—	—	12,204	(12,204)
	$—	$—	$3,382	$(3,382)